Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Prospectus Date	rr_ProspectusDate	May 01, 2023
MoA All America Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	All America FundMay 1, 2023
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to outperform the Russell 3000® Index (before fees and expenses) by investing in a diversified portfolio of primarily common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 19.24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.24%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	A portion of the Fund’s total assets is indexed and a portion is actively managed.•Approximately 60% of the Fund’s total assets are invested in the 3,000 common stocks included in the Russell 3000® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index with respect to that 60% of the Fund’s total assets. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. The indexed portion of the Fund is rebalanced at approximately the same time that the Russell 3000® Index to which that portion of the Fund is benchmarked is rebalanced and reconstituted, which currently occurs annually.•Approximately 40% of the Fund’s total assets are actively managed by the Adviser, with approximately 20% of the Fund’s total assets invested in large and mid-cap growth and value stocks, approximately 10% invested in small-cap growth stocks and approximately 10% in small-cap value stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow.Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund.Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods.As of September 30, 2023, the Fund’s benchmark was changed to the Russell 3000® Index (the “Russell 3000”). The Russell 3000 Index is a more appropriate representative index for the Fund, is more closely aligned with its investment objective, and will provide investors with a more appropriate performance comparison. The previous index, the S&P 500®Index, is a market-capitalization weighted index of 500 leading publicly traded companies in the US and considered to be a gauge of large-cap US equities. The Russell 3000® Index is a market index that measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market and is constructed to provide a comprehensive and stable barometer of the broad US equity market.A fund’s past performance does not necessarily indicate how it will perform in the future.For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.468.3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mutualofamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing QuartersQuarter/YearTotal ReturnBestSecond quarter 202020.60%WorstFirst quarter 2020-22.70%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of September 30, 2023, the Fund’s benchmark was changed to the Russell 3000® Index (the “Russell 3000”). The Russell 3000 Index is a more appropriate representative index for the Fund, is more closely aligned with its investment objective, and will provide investors with a more appropriate performance comparison. The previous index, the S&P 500®Index, is a market-capitalization weighted index of 500 leading publicly traded companies in the US and considered to be a gauge of large-cap US equities. The Russell 3000® Index is a market index that measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market and is constructed to provide a comprehensive and stable barometer of the broad US equity market.
MoA All America Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, loss of money is a risk of investing in the Fund.
MoA All America Fund | General risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
MoA All America Fund | Market risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
MoA All America Fund | Active Management risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
MoA All America Fund | Company risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
MoA All America Fund | Concentration risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Fund bears concentration risk.
MoA All America Fund | Technology Industry risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
MoA All America Fund | Index Tracking Error risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
MoA All America Fund | Passive Investment risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Fund’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Fund’s performance may lag the performance of actively managed funds.
MoA All America Fund | Growth Stock risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
MoA All America Fund | Value Stock risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
MoA All America Fund | Large Cap risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
MoA All America Fund | Mid Cap risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.
MoA All America Fund | Small Cap risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
MoA All America Fund | Stock risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
MoA All America Fund | MoA All America Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	306
10 Years	rr_ExpenseExampleYear10	$ 696
2013	rr_AnnualReturn2013	32.13%
2014	rr_AnnualReturn2014	11.16%
2015	rr_AnnualReturn2015	(0.04%)
2016	rr_AnnualReturn2016	11.49%
2017	rr_AnnualReturn2017	19.41%
2018	rr_AnnualReturn2018	(8.27%)
2019	rr_AnnualReturn2019	28.36%
2020	rr_AnnualReturn2020	16.78%
2021	rr_AnnualReturn2021	27.07%
2022	rr_AnnualReturn2022	(17.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.70%)
Past One Year	rr_AverageAnnualReturnYear01	(17.70%)
Past Five Years	rr_AverageAnnualReturnYear05	7.53%
Past Ten Years	rr_AverageAnnualReturnYear10	10.88%
MoA All America Fund | Return after taxes on distributions | MoA All America Fund
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(20.57%)
Past Five Years	rr_AverageAnnualReturnYear05	4.36%
Past Ten Years	rr_AverageAnnualReturnYear10	8.03%
MoA All America Fund | Return after taxes on distributions and sales of shares | MoA All America Fund
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(8.78%)
Past Five Years	rr_AverageAnnualReturnYear05	5.29%
Past Ten Years	rr_AverageAnnualReturnYear10	8.14%
MoA All America Fund | S&P 500® Index (Index reflects no deduction for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(18.11%)
Past Five Years	rr_AverageAnnualReturnYear05	9.42%
Past Ten Years	rr_AverageAnnualReturnYear10	12.56%
MoA All America Fund | Russell 3000 Index® Index (Index reflects no deduction for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(19.21%)
Past Five Years	rr_AverageAnnualReturnYear05	8.79%
Past Ten Years	rr_AverageAnnualReturnYear10	12.13%